Retained Earnings and Dividends Paid	12 Months Ended
Dec. 31, 2018
Disclosure of Retained Earnings and Dividends Paid [Abstract]
Retained Earnings and Dividends Paid
34.	Retained Earnings and Dividends Paid

(1)	Details of retained earnings as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Legal reserve(*)	￦	1,604,910	1,604,910
Voluntary reserves		34,833,844	35,906,267
Retained earnings before appropriations		16,931,804	14,007,942

Retained earnings	￦	53,370,558	51,519,119

(*)

The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

(2)	Details of voluntary reserves as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development(*)		330,000	330,000
Reserve for business expansion		29,016,395	30,088,818
Reserve for equalizing dividends		210,000	210,000

	￦	34,833,844	35,906,267

(*)

The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

(3)	Changes in retained earnings for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	53,173,871	53,370,558
Effect of change in accounting policy		—	71,928
Net profit (loss) for the period attributed to owner of the Company		1,298,720	(1,314,567)
Changes in equity method retained earnings		10,065	(1,153)
Remeasurements of defined benefit liability, net of tax		158,991	(100,495)
Dividends paid		(1,271,089)	(507,152)

Ending balance	￦	53,370,558	51,519,119

(4)	Dividends paid for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	3,100	1,990,089

	2017
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,980	1,271,089

	2018
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	790	507,152

(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	(4,943)	5,122
Changes		10,065	(1,153)

Ending balance	￦	5,122	3,969

(6)	Changes in remeasurement components for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	(222,997)	(43,513)
Changes		239,636	(154,198)
Income tax effect		(80,645)	53,703
Transfer to reserve for business expansion		20,493	(75,373)

Ending balance	￦	(43,513)	(219,381)